Investment property	12 Months Ended
Dec. 31, 2023
Investment property [Abstract]
Investment property
8.	Investment property

Reconciliation of carrying amount

	As of December 31,
	2023	2022

Balances as of January 1,	$1,187,089,926	$889,000,000
Changes in fair value	(86,598,436)	298,089,926
Balances as of December 31,	$1,100,491,490	$1,187,089,926

Investment property comprises 450,000 sqm of retail area planned for the development of an industrial park located in Bajamar, Baja California (the “Baja Park Development Project”).

Changes in fair value are recognized as gain in profit or loss and included in ‘other income’. All gains are unrealized.

Measurement of fair value

Fair value hierarchy

The Group engages third-party qualified appraisers to perform the valuation of the investment properties annually. The technical committee works closely with qualified external appraisers to establish the appropriate valuation techniques and inputs to the model.

The fair value measurement for all of the investment properties has been categorized as a Level 3 fair value based on the inputs to the valuation technique used.

Valuation technique and significant unobservable inputs

The following table shows the valuation technique used in measuring the fair value of the investment property, as well as the significant unobservable inputs used.

Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement

Group directors use the market-based approach to determine the value of the subject assets as described in the valuation reports prepared by the appraisers.

In estimating the fair value of the subject assets, the appraiser performed the following:

•   Researched market data to obtain information pertaining to sales and listings (comps) that are similar to the Subject Asset.
•    Selected relevant units of comparison (e.g., price per square meter), and developed a comparative analysis for each.
•   Compared the comps to the Subject Asset using elements of comparison that may include, but are not limited to, market conditions, location, and physical characteristics; and adjusted the comps as appropriate.
•     Reconciled the multiple value indications that resulted from the adjustment of the comps into a single value indication.

The selected price per square meter is consistent with market price rates paid by market participants and/or current asking market prices rates for comparable properties.

The appraiser compared the comps to the Subject Assets using comparison elements that include market conditions, location, and physical characteristics.

•          Location (0.80 – 1).
•          Size (1.08 – 1.20).
•          Market conditions (0.8 – 1).
The estimated fair value would increase if adjustments applied were higher.

Security

As of December 31, 2023, properties with a carrying amount of $1,100,491,490 were subject to a registered debenture that forms security for certain loans. A list of the properties granted and the related loans is as follows:

Property	Associated Credit Reference
Plot of land: La Costa Bajamar / Lote MP1, Fracc. A, Manzana S/M, Sup. 271,042.763 M2	See Note 10 Terms and repayment schedule (5), and Note 6 references (8).
Plot of land: La Costa Bajamar: Lote MP1, Fracc. B, Manzana S/M, Sup. 304,851.487 M2
Plot of land: La Costa Bajamar: Lote MP1, Fracc. C, Manzana S/M, Sup. 353,797.091 M2
Plot of land: La Costa Bajamar: Fracc. Servidumbre de Paso, Manzana S/M, Sup. 41,084.499 M2

As of December 31, 2022, properties with a carrying amount of $1,187,089,926 were subject to a registered debenture that forms security for certain loans. A list of the properties granted and the related loans is as follows:

Property	Associated Credit Reference
Plot of land: La Costa Bajamar / Lote MP1, Fracc. A, Manzana S/M, Sup. 271,042.763 M2	See Note 10 Terms and repayment schedule (5), and Note 6 references (7) and (8).
Plot of land: La Costa Bajamar: Lote MP1, Fracc. B, Manzana S/M, Sup. 304,851.487 M2
Plot of land: La Costa Bajamar: Lote MP1, Fracc. C, Manzana S/M, Sup. 353,797.091 M2
Plot of land: La Costa Bajamar: Fracc. Servidumbre de Paso, Manzana S/M, Sup. 41,084.499 M2